Fair Value Measurements - Schedule of Investments Measured at Fair Value on Recurring Basis (Details) - EBP 003 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	$ 425,816	$ 375,627
Master Trust
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	854,647	726,726
Master Trust | Mutual Funds
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	72,250	114,616
Master Trust | Collective Investment Trusts
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	755,688	586,491
Master Trust | Commingled Bonds
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	13,732	12,349
Master Trust | Common Stock of PSEG
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	12,977	13,270
Master Trust | Quoted Market Prices for Identical Assets (Level 1)
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	854,647	726,726
Master Trust | Quoted Market Prices for Identical Assets (Level 1) | Mutual Funds
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	72,250	114,616
Master Trust | Quoted Market Prices for Identical Assets (Level 1) | Collective Investment Trusts
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	755,688	586,491
Master Trust | Quoted Market Prices for Identical Assets (Level 1) | Commingled Bonds
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	13,732	12,349
Master Trust | Quoted Market Prices for Identical Assets (Level 1) | Common Stock of PSEG
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	12,977	13,270
Master Trust | Significant Other Observable Inputs (Level 2)
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	0	0
Master Trust | Significant Other Observable Inputs (Level 2) | Mutual Funds
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	0	0
Master Trust | Significant Other Observable Inputs (Level 2) | Collective Investment Trusts
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	0	0
Master Trust | Significant Other Observable Inputs (Level 2) | Commingled Bonds
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	0	0
Master Trust | Significant Other Observable Inputs (Level 2) | Common Stock of PSEG
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	0	0
Master Trust | Significant Unobservable Inputs (Level 3) (A)
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	0	0
Master Trust | Significant Unobservable Inputs (Level 3) (A) | Mutual Funds
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	0	0
Master Trust | Significant Unobservable Inputs (Level 3) (A) | Collective Investment Trusts
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	0	0
Master Trust | Significant Unobservable Inputs (Level 3) (A) | Commingled Bonds
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	0	0
Master Trust | Significant Unobservable Inputs (Level 3) (A) | Common Stock of PSEG
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	$ 0	$ 0